Intangible Assets and Goodwill (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013
Intangible assets with indefinite lives:
Indefinite-Lived Intangible Assets	$ 10,105	$ 8,774
Total intangible assets - net	27,222	27,947
Trademarks [Member]
Intangible assets with indefinite lives:
Indefinite-Lived Intangible Assets	7,263	7,619
Purchased In-Process Research And Development [Member]
Intangible assets with indefinite lives:
Indefinite-Lived Intangible Assets	2,842	1,155
Patents And Trademarks [Member]
Intangible assets with definite lives:
Finite-Lived Intangible Assets, Gross	9,074	9,164
Less accumulated amortization	4,700	4,146
Finite-Lived Intangible Assets, Net	4,374	5,018
Customer relationships and other intangible assets [Member]
Intangible assets with definite lives:
Finite-Lived Intangible Assets, Gross	17,970	19,027
Less accumulated amortization	5,227	4,872
Finite-Lived Intangible Assets, Net	$ 12,743	$ 14,155